Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2020 Portfolio
March 31, 2022
VIPF2020-NPRT1-0522
1.830298.116
Domestic Equity Funds - 24.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	598,133	29,081,208
VIP Equity-Income Portfolio Initial Class (a)	1,186,839	30,667,929
VIP Growth & Income Portfolio Initial Class (a)	1,327,423	34,897,963
VIP Growth Portfolio Initial Class (a)	329,190	29,920,123
VIP Mid Cap Portfolio Initial Class (a)	225,337	8,504,229
VIP Value Portfolio Initial Class (a)	1,224,882	22,537,831
VIP Value Strategies Portfolio Initial Class (a)	672,695	11,012,014
TOTAL DOMESTIC EQUITY FUNDS (Cost $75,401,348)		166,621,297

International Equity Funds - 26.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	6,341,241	69,753,647
VIP Overseas Portfolio Initial Class (a)	4,322,461	109,444,716
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $129,097,070)		179,198,363

Bond Funds - 46.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	7,534,454	81,522,787
Fidelity International Bond Index Fund (a)	1,990,565	18,950,180
Fidelity Long-Term Treasury Bond Index Fund (a)	1,554,969	20,494,494
VIP High Income Portfolio Initial Class (a)	2,266,995	11,448,323
VIP Investment Grade Bond Portfolio Initial Class (a)	15,648,616	187,626,905
TOTAL BOND FUNDS (Cost $329,069,211)		320,042,689

Short-Term Funds - 3.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.08% (a)(b) (Cost $22,897,527)	22,897,527	22,897,527

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $556,465,156)	688,759,876
NET OTHER ASSETS (LIABILITIES) - 0.0%	(109,496)
NET ASSETS - 100.0%	688,650,380

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	78,898,191	12,764,250	7,765,785	-	(215,740)	(2,158,129)	81,522,787
Fidelity International Bond Index Fund	14,864,445	5,583,419	697,130	-	(10,295)	(790,259)	18,950,180
Fidelity Long-Term Treasury Bond Index Fund	22,745,767	2,734,966	2,577,018	111,126	(171,307)	(2,237,914)	20,494,494
VIP Contrafund Portfolio Initial Class	33,129,677	2,977,223	3,478,900	296,439	(276,277)	(3,270,515)	29,081,208
VIP Emerging Markets Portfolio Initial Class	78,219,127	7,234,908	6,355,497	-	(243,974)	(9,100,917)	69,753,647
VIP Equity-Income Portfolio Initial Class	35,044,442	1,379,426	5,316,399	42,666	452,628	(892,168)	30,667,929
VIP Government Money Market Portfolio Initial Class 0.08%	33,191,715	5,150,902	15,445,090	1,369	-	-	22,897,527
VIP Growth & Income Portfolio Initial Class	39,893,530	1,489,362	6,630,617	73,613	2,519,492	(2,373,804)	34,897,963
VIP Growth Portfolio Initial Class	33,882,375	4,263,979	4,391,206	1,519,743	(422,633)	(3,412,392)	29,920,123
VIP High Income Portfolio Initial Class	15,150,144	182,451	3,289,644	5,599	(216,751)	(377,877)	11,448,323
VIP Investment Grade Bond Portfolio Initial Class	207,633,401	20,277,582	19,797,186	9,329,377	(955,069)	(19,531,823)	187,626,905
VIP Mid Cap Portfolio Initial Class	9,719,372	789,502	1,187,058	213,864	(84,242)	(733,345)	8,504,229
VIP Overseas Portfolio Initial Class	118,151,966	13,971,850	6,412,684	878,347	(417,609)	(15,848,807)	109,444,716
VIP Value Portfolio Initial Class	25,693,279	1,213,218	4,475,654	320,855	436,066	(329,078)	22,537,831
VIP Value Strategies Portfolio Initial Class	12,587,111	339,422	1,855,512	102,646	358,669	(417,676)	11,012,014
	758,804,542	80,352,460	89,675,380	12,895,644	752,958	(61,474,704)	688,759,876

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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